Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Nov. 30, 2012
The Hartford Quality Bond Fund (Prospectus Summary) | The Hartford Quality Bond Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	THE HARTFORD QUALITY BOND FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT GOAL.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize total return while providing a high level of current income consistent with prudent investment risk.
Expense [Heading]	rr_ExpenseHeading	YOUR EXPENSES.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The
Hartford Mutual Funds. More information about these and other discounts is available from your financial professional and in the "Sales Charge Reductions and Waivers" section beginning on page 27 of the Fund's prospectus and the
"Purchase and Redemption of Shares" section beginning on page 55 of the Fund's
		statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund's performance.
Because the Fund has been in operation for less than one full calendar year, the
		Fund's portfolio turnover rate for the most recent fiscal year is not available.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Fees and expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples below are intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. The examples assume that:

o Your investment has a 5% return each year

o The Fund's operating expenses remain the same

o You reinvest all dividends and distributions

o You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, for every
$10,000 invested, you would pay the following expenses if you sell all of your
		shares at the end of each time period indicated:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing in securities that Wellington Management Company, LLP ("Wellington Management") considers to be attractive from a total return perspective while providing current income.
The Fund normally invests at least 80% of its net assets (including any borrowings for investment purposes) in investment grade, fixed-income securities.
Investment grade securities are securities that are rated investment grade by a nationally recognized statistical rating organization ("NRSRO"), or are considered by Wellington Management to be of equivalent credit quality. The Fund generally invests a significant portion of its assets in mortgage-related securities such as agency and non-agency mortgage-backed securities and related securities such as collateralized mortgage obligations, and other obligations that are secured by mortgages or mortgage-backed securities although the amount the Fund invests in such securities may change significantly from time to time based on current market conditions. The Fund is permitted to invest without limitation in mortgage-backed securities issued by U.S. Government agencies, including the
Government National Mortgage Association (Ginnie Mae), the Federal National
Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation
(Freddie Mac). The Fund may invest up to 30% of its assets in credit sectors, including but not limited to non-agency residential and commercial mortgage-backed securities, asset backed securities, corporate bonds and covered bonds. The Fund may invest in both U.S. Treasury obligations and in obligations of U.S. Government agencies or instrumentalities. The Fund may use reverse repurchase transactions and dollar rolls. The Fund may use derivative instruments, including futures contracts, options, and swaps, to enhance returns, manage portfolio risk or for other investment purposes. The Fund may trade securities actively and may invest in debt securities of any maturity. The Fund normally maintains a dollar weighted average duration of between 1 and 7 years. Duration is a measure of the sensitivity of a fixed income security's price to changes in interest rates. The Fund's average duration measure incorporates a bond's yield, coupon, final maturity, and the effect of derivatives, such as interest rate swaps and futures that may be used to manage the Fund's interest rate risk. The use of derivatives, such as interest rate swaps and futures, may have the effect of shortening or lengthening the duration
		of a fixed income portfolio.
Risk [Heading]	rr_RiskHeading	MAIN RISKS.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The primary risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. As with any fund, there is no guarantee that the Fund will achieve its goal. For more information regarding risks and investment matters please see "Additional Information Regarding Risks and Investment
Strategies" in the Fund's prospectus.

Market Risk - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Interest Rate Risk - The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund's income. These risks are greater during periods of rising inflation.

Credit Risk - Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due.
Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Call Risk - Call risk is the risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce the Fund's income if the proceeds are reinvested at lower interest rates.

U.S. Government Securities Risk - Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics.
Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Mortgage- and Asset-Backed Securities Risk - Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities are subject to credit risk, interest rate risk, "prepayment risk"
(the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and "extension risk" (the risk that borrowers will repay a loan more slowly in periods of rising interest rates). If the Fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may only receive payments after the pool's obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool's ability to make payments of principal or interest to the Fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called "subprime" mortgages.

Real Estate Related Securities Risks - In addition to general market risk, the main risk of real estate related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations
(including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. The real estate industry is particularly sensitive to economic downturns. If the Fund's real estate related investments are concentrated in one geographic area or in one property type, the Fund will be particularly subject to the risks associated with that area or property type.

Derivatives Risk - Derivatives are instruments whose value depends on, or is derived from, the value of an underlying asset, reference rate or index.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. Successful use of derivative instruments by the Fund depends on the sub-adviser's judgment with respect to a number of factors and the Fund's performance could be worse than if it had not used these instruments.
In addition, the fluctuations in the value of derivatives may not correlate perfectly with the value of any portfolio assets being hedged, the performance of the asset class to which the sub-adviser seeks exposure, or the overall securities markets.

Futures and Options Risks - Futures and options may be more volatile than direct investments in the securities underlying the futures and options, may not correlate perfectly to the underlying securities, may involve additional costs, and may be illiquid. Futures and options also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Futures and options are also subject to the risk that the other party to the transaction defaults on its obligation.

Investment Strategy Risk - The risk that, if the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Fund's investment objective will be achieved.

Active Trading Risk - Active trading could increase the Fund's transaction costs and may increase your taxable distributions. These effects may also adversely affect Fund performance.

Reverse Repurchase Agreements Risk - Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements carry the risk that the market value of the securities that the fund is obligated to repurchase may decline below the repurchase price. The Fund could also lose money if it is unable to recover the securities and the value of the collateral held by the fund is less than the value of securities. Reverse repurchase agreements are a type of borrowing that may increase the possibility of fluctuation in the Fund's net asset value.

Dollar Rolls Risk - The Fund may enter into dollar rolls in which the Fund will buy securities for delivery in the current month and simultaneously contract to resell substantially similar (the same type and coupon) securities on a specified future date to the same party. Dollar rolls involve the risk that the market value of the securities that the Fund is committed to buy may decline below the price of the securities the Fund has sold. These transactions may involve leverage. The Fund will engage in dollar rolls to seek to enhance return and not for the purpose of borrowing.

The Fund is subject to certain other risks, which are described elsewhere in
		this prospectus.
Risk Lose Money [Text]	rr_RiskLoseMoney	The primary risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund has been in operation for less than one full calendar year, no performance history has been provided.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has been in operation for less than one full calendar year, no performance history has been provided.
The Hartford Quality Bond Fund (Prospectus Summary) | The Hartford Quality Bond Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.00%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.90%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	538
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	745
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	538
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	745
The Hartford Quality Bond Fund (Prospectus Summary) | The Hartford Quality Bond Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.75%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.65%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	268
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	541
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	168
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	541
The Hartford Quality Bond Fund (Prospectus Summary) | The Hartford Quality Bond Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.75%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.65%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	230
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	66
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	230
The Hartford Quality Bond Fund (Prospectus Summary) | The Hartford Quality Bond Fund | Class R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.30%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.20%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	402
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	122
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	402
The Hartford Quality Bond Fund (Prospectus Summary) | The Hartford Quality Bond Fund | Class R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.00%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.90%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	308
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	92
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	308
The Hartford Quality Bond Fund (Prospectus Summary) | The Hartford Quality Bond Fund | Class R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.70%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.60%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	214
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	61
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	214
The Hartford Quality Bond Fund (Prospectus Summary) | The Hartford Quality Bond Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.10%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.60%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.55%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	187
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	56
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	187

[1]	Fees and expenses are estimated for the current fiscal year.
[2]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.
[3]	Hartford Investment Financial Services, LLC (the "Investment Manager") has contractually agreed to waive 0.05% of its management fee and to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 0.90% (Class A), 1.65% (Class C), 0.65% (Class I), 1.20% (Class R3), 0.90% (Class R4), 0.60% (Class R5) and 0.55% (Class Y). These contractual arrangements will remain in effect until February 28, 2014. In addition, Hartford Administrative Services Company ("HASCO"), the Fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. This arrangement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless HASCO provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.